Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 4,446,081	$ 3,839,677
Net assets available for benefits	4,494,183	3,884,360	$ 2,929,626
Participant-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	152,848
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	494,412	494,796
Level 1 | Participant-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	152,848	127,235
Level 1 | Company stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	165,180	135,522
Level 2 | Common trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 3,633,641	$ 3,082,124